Shareholder Fees {- Fidelity Intermediate Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-09 | Fidelity Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none